Finance Income and Costs - Details of Interest Expenses Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 104,991	₩ 10,796	₩ 11,774
Interest expense on debentures	224,765	222,195	228,568
Others	68,134	74,328	58,758
Interest expense	₩ 397,890	₩ 307,319	₩ 299,100